3. Cash (Details Narrative) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 1,319,371	$ 1,319,371	$ 1,639,559	$ 320,188